Property and Equipment, Net (Details) - Schedule of Property and equipment - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 9,238,795
Less: accumulated depreciation	(464,522)	(270,623)
Total	9,904,289	372,215
Server room equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	355,937	344,605
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	744,581	278,534
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 29,498	$ 19,699